Condensed Consolidated and Combined Carve-Out Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Statement of Comprehensive Income [Abstract]
Net income	$ 6,887	$ 2,497	$ 14,073	$ 8,921
Other comprehensive income, net of tax	0	0	0	0
Comprehensive income	$ 6,887	$ 2,497	$ 14,073	$ 8,921